PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2022	88	87	14	7	196

Arising during the year	5	—	—	1	6
Utilized	—	(2)	—	—	(2)
Unused amounts reversed	(20)	(6)	—	(2)	(28)
Reclassification as held for sale	(11)	(30)	(4)	—	(45)
Transfer and reclassification	(4)	—	—	(1)	(5)
Discount rate adjustment and imputed interest	—	4	—	—	4
Translation adjustments and other	(9)	(10)	(1)	—	(20)

As of December 31, 2022	49	43	9	5	106
Non-current	4	43	—	—	47
Current	45	—	9	5	59

As of January 1, 2023	49	43	9	5	106

Arising during the year	18	3	—	10	31
Utilized	—	(1)	—	—	(1)
Unused amounts reversed	(2)	(4)	—	(3)	(9)
Reclassification as held for sale	—	—	—	—	—
Transfer and reclassification	7	—	—	—	7
Discount rate adjustment and imputed interest	—	3	—	—	3
Translation adjustments and other	(7)	(4)	—	(1)	(12)

As of December 31, 2023	65	40	9	11	125
Non-current	4	40	—	—	44
Current	61	—	9	11	81